Shareholder Report, Holdings (Details) - C000254755	Mar. 31, 2025
FR_21H062644
Holdings [Line Items]
Percent of Net Asset Value	9.40%
FR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	6.40%
FR_01F062648
Holdings [Line Items]
Percent of Net Asset Value	6.30%
FR_01F060642
Holdings [Line Items]
Percent of Net Asset Value	6.30%
FR_21H060648
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FR_ACI2C5P74
Holdings [Line Items]
Percent of Net Asset Value	3.60%
FR_91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_21H052645
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_78468R606
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	38.90%
A/A
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	22.80%
BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.40%
B/B
Holdings [Line Items]
Percent of Net Asset Value	8.10%
CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Not rated
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	25.20%
AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	22.90%
AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	11.10%
AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.80%
AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.00%
AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	7.90%
AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.60%
AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	2.40%
AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.40%
AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.90%